Schedule of Investments (unaudited)	iShares® Morningstar U.S. Equity ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Axon Enterprise Inc.(a)	1,430	$266,009
Boeing Co. (The)(a)	12,203	2,763,735
General Dynamics Corp.	5,064	992,696
HEICO Corp.	978	132,275
HEICO Corp., Class A	1,651	200,250
Howmet Aerospace Inc.(a)	8,754	287,306
Huntington Ingalls Industries Inc.	878	180,104
L3Harris Technologies Inc.	4,535	1,028,266
Lockheed Martin Corp.	5,435	2,020,026
Northrop Grumman Corp.	3,312	1,202,322
Raytheon Technologies Corp.	33,622	2,923,433
Teledyne Technologies Inc.(a)	1,028	465,448
Textron Inc.	4,965	342,635
TransDigm Group Inc.(a)	1,214	778,283
		13,582,788
Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	2,913	259,752
Expeditors International of Washington Inc.	3,735	479,014
FedEx Corp.	5,431	1,520,408
United Parcel Service Inc., Class B	16,045	3,070,371
XPO Logistics Inc.(a)	2,233	309,695
		5,639,240
Airlines — 0.2%
Alaska Air Group Inc.(a)	2,754	159,815
American Airlines Group Inc.(a)	14,187	289,131
Delta Air Lines Inc.(a)	14,149	564,545
Southwest Airlines Co.(a)	13,082	660,903
United Airlines Holdings Inc.(a)	7,120	332,646
		2,007,040
Auto Components — 0.2%
Aptiv PLC(a)	5,983	998,263
Autoliv Inc.	1,764	177,952
BorgWarner Inc.	5,366	262,827
Gentex Corp.	5,462	185,872
Lear Corp.	1,195	209,101
QuantumScape Corp., Class A(a)(b)	3,790	86,829
		1,920,844
Automobiles — 1.6%
Ford Motor Co.(a)	86,726	1,209,827
General Motors Co.(a)	28,401	1,614,313
Harley-Davidson Inc.	3,398	134,629
Tesla Inc.(a)	17,094	11,746,997
Thor Industries Inc.	1,225	144,991
		14,850,757
Banks — 3.8%
Bank of America Corp.	167,270	6,416,477
Citigroup Inc.	45,859	3,100,986
Citizens Financial Group Inc.	9,573	403,598
Comerica Inc.	3,089	212,091
Commerce Bancshares Inc.	2,365	167,276
Cullen/Frost Bankers Inc.	1,251	134,257
East West Bancorp. Inc.	3,137	223,197
Fifth Third Bancorp.	15,571	565,072
First Citizens BancShares Inc./NC, Class A(b)	159	124,432
First Horizon Corp.	12,219	188,783
First Republic Bank/CA	3,893	759,213
Huntington Bancshares Inc./OH	32,636	459,515

Security	Shares	Value

Banks (continued)
JPMorgan Chase & Co.	67,145	$10,191,268
KeyCorp.	21,349	419,721
M&T Bank Corp.	2,845	380,803
People's United Financial Inc.	9,459	148,506
PNC Financial Services Group Inc. (The)	9,447	1,723,227
Regions Financial Corp.	21,263	409,313
Signature Bank/New York NY	1,275	289,387
SVB Financial Group(a)	1,247	685,800
Truist Financial Corp.	29,918	1,628,437
U.S. Bancorp.	30,148	1,674,420
Wells Fargo & Co.	91,688	4,212,147
Western Alliance Bancorp.	2,288	212,372
Zions Bancorp. NA	3,624	188,992
		34,919,290
Beverages — 1.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)	205	145,550
Brown-Forman Corp., Class A	1,256	84,014
Brown-Forman Corp., Class B, NVS	4,019	285,027
Coca-Cola Co. (The)	86,075	4,908,857
Constellation Brands Inc., Class A	3,738	838,583
Keurig Dr Pepper Inc.	12,853	452,554
Molson Coors Beverage Co., Class B(a)	4,229	206,756
Monster Beverage Corp.(a)	8,184	771,915
PepsiCo Inc.	30,646	4,809,890
		12,503,146
Biotechnology — 2.2%
AbbVie Inc.	39,177	4,556,285
Acceleron Pharma Inc.(a)(b)	1,168	146,070
Alnylam Pharmaceuticals Inc.(a)	2,625	469,717
Amgen Inc.	12,745	3,078,427
Arrowhead Pharmaceuticals Inc.(a)	2,302	159,506
Biogen Inc.(a)	3,331	1,088,338
BioMarin Pharmaceutical Inc.(a)	4,079	312,982
Bridgebio Pharma Inc.(a)	2,147	114,757
CRISPR Therapeutics AG(a)(b)	1,441	174,390
Exact Sciences Corp.(a)	3,815	411,410
Exelixis Inc.(a)	6,998	117,916
Fate Therapeutics Inc.(a)	1,768	146,390
Gilead Sciences Inc.	27,873	1,903,447
Horizon Therapeutics PLC(a)	4,928	492,899
Incyte Corp.(a)	4,204	325,179
Mirati Therapeutics Inc.(a)	1,029	164,702
Moderna Inc.(a)	6,779	2,397,054
Natera Inc.(a)	1,770	202,700
Neurocrine Biosciences Inc.(a)	2,110	196,673
Novavax Inc.(a)(b)	1,508	270,430
Regeneron Pharmaceuticals Inc.(a)	2,331	1,339,416
Seagen Inc.(a)	2,809	430,873
Ultragenyx Pharmaceutical Inc.(a)	1,403	112,001
United Therapeutics Corp.(a)	992	180,475
Vertex Pharmaceuticals Inc.(a)	5,727	1,154,449
		19,946,486
Building Products — 0.6%
A O Smith Corp.	2,956	207,895
Advanced Drainage Systems Inc.	1,108	135,276
Allegion PLC	1,971	269,239
AZEK Co. Inc. (The), Class A(a)	3,114	113,256
Builders FirstSource Inc.(a)	4,581	203,855
Carlisle Companies Inc.	1,149	232,374

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Carrier Global Corp.	18,069	$998,312
Fortune Brands Home & Security Inc.	3,106	302,742
Johnson Controls International PLC	15,853	1,132,221
Lennox International Inc.	766	252,343
Masco Corp.	5,614	335,212
Owens Corning	2,295	220,687
Trane Technologies PLC	5,290	1,077,097
Trex Co. Inc.(a)	2,597	252,169
		5,732,678
Capital Markets — 3.1%
Ameriprise Financial Inc.	2,563	660,126
Apollo Global Management Inc., Class A	4,738	278,879
Ares Management Corp., Class A	2,441	174,800
Bank of New York Mellon Corp. (The)	17,847	916,087
BlackRock Inc.(c)	3,137	2,720,312
Blackstone Group Inc. (The), NVS	15,223	1,754,755
Carlyle Group Inc. (The)	2,621	132,282
Charles Schwab Corp. (The)	33,310	2,263,414
CME Group Inc.	7,987	1,694,282
FactSet Research Systems Inc.	831	296,900
Franklin Resources Inc.	6,122	180,905
Goldman Sachs Group Inc. (The)	7,550	2,830,344
Intercontinental Exchange Inc.	12,524	1,500,751
Invesco Ltd.	8,371	204,085
Jefferies Financial Group Inc.	4,425	146,866
KKR & Co. Inc.	12,868	820,464
LPL Financial Holdings Inc.	1,768	249,359
MarketAxess Holdings Inc.	850	403,894
Moody's Corp.	3,585	1,347,960
Morgan Stanley	33,023	3,169,548
Morningstar Inc.	488	123,283
MSCI Inc., Class A	1,824	1,087,031
Nasdaq Inc.	2,537	473,734
Northern Trust Corp.	4,603	519,449
Raymond James Financial Inc.	2,687	347,913
S&P Global Inc.	5,351	2,294,081
SEI Investments Co.	2,674	162,579
State Street Corp.	7,693	670,368
T Rowe Price Group Inc.	5,018	1,024,475
Tradeweb Markets Inc., Class A	2,317	200,953
		28,649,879
Chemicals — 1.7%
Air Products & Chemicals Inc.	4,927	1,433,905
Albemarle Corp.	2,580	531,583
Axalta Coating Systems Ltd.(a)	4,585	138,009
Celanese Corp., Class A	2,492	388,179
CF Industries Holdings Inc.	4,806	227,084
Corteva Inc.	16,305	697,528
Dow Inc.	16,523	1,027,070
DuPont de Nemours Inc.	11,770	883,338
Eastman Chemical Co.	3,054	344,247
Ecolab Inc.	5,502	1,215,007
FMC Corp.	2,850	304,807
International Flavors & Fragrances Inc.	5,505	829,273
Linde PLC.	11,539	3,546,973
LyondellBasell Industries NV, Class A	5,695	565,684
Mosaic Co. (The)	7,745	241,876
PPG Industries Inc.	5,244	857,499
RPM International Inc.	2,918	252,670

Security	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Co. (The)	929	$164,396
Sherwin-Williams Co. (The)	5,326	1,550,026
Westlake Chemical Corp.	769	63,765
		15,262,919
Commercial Services & Supplies — 0.4%
Cintas Corp.	1,951	769,045
Copart Inc.(a)	4,600	676,200
IAA Inc.(a)	3,023	182,831
Republic Services Inc., Class A	4,649	550,256
Rollins Inc.	4,968	190,423
Waste Management Inc.	8,652	1,282,746
		3,651,501
Communications Equipment — 0.8%
Arista Networks Inc.(a)	1,216	462,554
Ciena Corp.(a)	3,480	202,327
Cisco Systems Inc.	93,477	5,175,822
F5 Networks Inc.(a)	1,320	272,593
Juniper Networks Inc.	7,364	207,223
Motorola Solutions Inc.	3,752	840,148
Ubiquiti Inc.	164	51,348
		7,212,015
Construction & Engineering — 0.1%
AECOM(a)	3,327	209,468
MasTec Inc.(a)	1,250	126,538
Quanta Services Inc.	3,099	281,699
		617,705
Construction Materials — 0.1%
Martin Marietta Materials Inc.	1,377	500,264
Vulcan Materials Co.	2,925	526,471
		1,026,735
Consumer Finance — 0.7%
Ally Financial Inc.	8,199	421,100
American Express Co.	14,447	2,463,647
Capital One Financial Corp.	10,044	1,624,115
Discover Financial Services	6,744	838,414
OneMain Holdings Inc.	2,022	123,342
Santander Consumer USA Holdings Inc.	1,558	63,925
Synchrony Financial	11,963	562,500
Upstart Holdings Inc.(a)	375	45,285
		6,142,328
Containers & Packaging — 0.4%
Amcor PLC.	34,103	394,231
AptarGroup Inc.	1,462	188,481
Avery Dennison Corp.	1,837	387,019
Ball Corp.	7,260	587,189
Berry Global Group Inc.(a)	2,984	191,841
Crown Holdings Inc.	3,032	302,472
International Paper Co.	8,666	500,548
Packaging Corp. of America	2,131	301,537
Sealed Air Corp.	3,363	190,850
Westrock Co.	5,915	291,077
		3,335,245
Distributors — 0.1%
Genuine Parts Co.	3,194	405,382
LKQ Corp.(a)	6,266	318,000
Pool Corp.	883	421,915
		1,145,297

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	1,359	$203,171
Chegg Inc.(a)(b)	3,175	281,400
Service Corp. International	3,800	237,462
		722,033
Diversified Financial Services — 1.3%
Berkshire Hathaway Inc., Class B(a)	42,041	11,699,590
Equitable Holdings Inc.	8,519	262,981
Voya Financial Inc.	2,645	170,338
		12,132,909
Diversified Telecommunication Services — 1.1%
AT&T Inc.	158,375	4,442,419
Lumen Technologies Inc.	22,155	276,273
Verizon Communications Inc.	91,833	5,122,444
		9,841,136
Electric Utilities — 1.5%
Alliant Energy Corp.	5,608	328,236
American Electric Power Co. Inc.	11,055	974,167
Avangrid Inc.	1,542	80,400
Duke Energy Corp.	17,100	1,797,381
Edison International.	8,394	457,473
Entergy Corp.	4,439	456,862
Evergy Inc.	5,097	332,426
Eversource Energy	7,597	655,393
Exelon Corp.	21,615	1,011,582
FirstEnergy Corp.	12,204	467,657
NextEra Energy Inc.	43,508	3,389,273
NRG Energy Inc.	5,487	226,284
OGE Energy Corp.	4,492	151,605
PG&E Corp.(a)	32,931	289,464
Pinnacle West Capital Corp.	2,524	210,880
PPL Corp.	17,019	482,829
Southern Co. (The)	23,558	1,504,649
Xcel Energy Inc.	11,906	812,585
		13,629,146
Electrical Equipment — 0.6%
AMETEK Inc.	5,108	710,267
ChargePoint Holdings Inc.(a)(b)	3,584	84,762
Eaton Corp. PLC	8,874	1,402,536
Emerson Electric Co.	13,265	1,338,306
Generac Holdings Inc.(a)	1,392	583,749
Hubbell Inc.	1,220	244,561
Plug Power Inc.(a)	11,315	308,673
Rockwell Automation Inc.	2,567	789,147
Sensata Technologies Holding PLC(a)	3,538	207,398
Sunrun Inc.(a)(b)	3,594	190,374
Vertiv Holdings Co., Class A	5,454	152,930
		6,012,703
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	13,219	958,245
Arrow Electronics Inc.(a)	1,640	194,455
CDW Corp./DE	3,100	568,385
Cognex Corp.	3,955	357,572
Corning Inc.	17,137	717,355
Flex Ltd.(a)	10,708	192,423
IPG Photonics Corp.(a)	814	177,582
Jabil Inc.	2,962	176,357
Keysight Technologies Inc.(a)	4,075	670,541
TE Connectivity Ltd.	7,304	1,077,121
Trimble Inc.(a)	5,522	472,131

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)	1,184	$654,136
		6,216,303
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	16,024	340,349
Halliburton Co.	19,585	405,018
Schlumberger Ltd.	30,930	891,712
		1,637,079
Entertainment — 1.8%
Activision Blizzard Inc.	17,286	1,445,455
Electronic Arts Inc.	6,331	911,411
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	579	24,005
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	4,572	214,564
Live Nation Entertainment Inc.(a)	3,219	253,947
Netflix Inc.(a)	9,836	5,090,818
Playtika Holding Corp.(a)(b)	1,567	34,834
Roku Inc.(a)	2,547	1,090,906
Take-Two Interactive Software Inc.(a)	2,585	448,291
Walt Disney Co. (The)(a)	40,302	7,093,958
Zynga Inc., Class A(a)	22,599	228,250
		16,836,439
Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities Inc.	3,035	611,067
American Homes 4 Rent, Class A	6,036	253,512
American Tower Corp.	10,090	2,853,452
Americold Realty Trust	5,666	220,124
AvalonBay Communities Inc.	3,089	703,767
Boston Properties Inc.	3,133	367,752
Camden Property Trust	2,195	327,911
Crown Castle International Corp.	9,604	1,854,436
CubeSmart	4,458	221,384
CyrusOne Inc.	2,705	192,785
Digital Realty Trust Inc.	6,229	960,263
Duke Realty Corp.	8,393	427,036
Equinix Inc.	1,992	1,634,257
Equity LifeStyle Properties Inc.	3,803	318,691
Equity Residential	7,611	640,313
Essex Property Trust Inc.	1,457	478,042
Extra Space Storage Inc.	2,967	516,673
Federal Realty Investment Trust	1,566	184,052
Gaming and Leisure Properties Inc.	4,906	232,250
Healthpeak Properties Inc.	12,086	446,819
Host Hotels & Resorts Inc.(a)	15,825	252,092
Invitation Homes Inc.	12,725	517,653
Iron Mountain Inc.	6,472	283,215
Kilroy Realty Corp.	2,344	162,369
Kimco Realty Corp.	9,587	204,491
Lamar Advertising Co., Class A	1,917	204,352
Medical Properties Trust Inc.	13,018	273,769
Mid-America Apartment Communities Inc.	2,562	494,722
National Retail Properties Inc.	3,884	189,811
Omega Healthcare Investors Inc.	5,196	188,511
Prologis Inc.	16,433	2,104,081
Public Storage.	3,368	1,052,433
Realty Income Corp.	8,263	580,806
Regency Centers Corp.	3,545	231,879
SBA Communications Corp., Class A	2,419	824,855
Simon Property Group Inc.	7,266	919,294
STORE Capital Corp.	5,385	194,883
Sun Communities Inc.	2,468	484,000

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
UDR Inc.	6,656	$366,013
Ventas Inc.	8,298	496,055
VEREIT Inc.	5,145	251,951
VICI Properties Inc.	12,065	376,307
Vornado Realty Trust	3,520	153,120
Welltower Inc.	9,236	802,239
Weyerhaeuser Co.	16,573	559,007
WP Carey Inc.	3,941	317,999
		25,930,493
Food & Staples Retailing — 1.2%
Casey's General Stores Inc.	827	163,506
Costco Wholesale Corp.	9,806	4,213,834
Kroger Co. (The)	16,746	681,562
Performance Food Group Co.(a)(b)	2,960	135,627
Sysco Corp.	11,317	839,722
U.S. Foods Holding Corp.(a)	4,908	168,541
Walgreens Boots Alliance Inc.	15,869	748,223
Walmart Inc.	30,456	4,341,503
		11,292,518
Food Products — 0.9%
Archer-Daniels-Midland Co.	12,358	738,020
Beyond Meat Inc.(a)	1,113	136,565
Bunge Ltd.	3,141	243,836
Campbell Soup Co.	4,561	199,407
Conagra Brands Inc.	10,616	355,530
Darling Ingredients Inc.(a)	3,695	255,214
Freshpet Inc.(a)	958	140,299
General Mills Inc.	13,492	794,139
Hershey Co. (The)	3,238	579,214
Hormel Foods Corp.	6,309	292,611
JM Smucker Co. (The)	2,465	323,186
Kellogg Co.	5,573	353,105
Kraft Heinz Co. (The)	14,339	551,621
Lamb Weston Holdings Inc.	3,286	219,406
McCormick & Co. Inc./MD, NVS	5,507	463,524
Mondelez International Inc., Class A	31,210	1,974,345
Tyson Foods Inc., Class A	6,520	465,919
		8,085,941
Gas Utilities — 0.0%
Atmos Energy Corp.	2,873	283,249
UGI Corp.	4,679	215,187
		498,436
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	39,412	4,768,064
ABIOMED Inc.(a)	1,020	333,683
Align Technology Inc.(a)	1,594	1,109,105
Baxter International Inc.	11,122	860,287
Becton Dickinson and Co.	6,468	1,654,191
Boston Scientific Corp.(a)	31,645	1,443,012
Cooper Companies Inc. (The)	1,089	459,308
Danaher Corp.	14,081	4,188,957
DENTSPLY SIRONA Inc.	4,924	325,181
Dexcom Inc.(a)(b)	2,140	1,103,191
Edwards Lifesciences Corp.(a)	13,837	1,553,480
Hill-Rom Holdings Inc.	1,490	206,305
Hologic Inc.(a)	5,638	423,075
IDEXX Laboratories Inc.(a)	1,887	1,280,386
Insulet Corp.(a)(b)	1,462	408,907
Intuitive Surgical Inc.(a)	2,629	2,606,548

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Masimo Corp.(a)	1,140	$310,525
Medtronic PLC	29,843	3,918,684
Novocure Ltd.(a)	1,914	294,775
Penumbra Inc.(a)	756	201,270
ResMed Inc.	3,219	874,924
STERIS PLC	2,160	470,772
Stryker Corp.	7,285	1,973,798
Teleflex Inc.	1,028	408,558
West Pharmaceutical Services Inc.	1,632	671,943
Zimmer Biomet Holdings Inc.	4,611	753,530
		32,602,459
Health Care Providers & Services — 2.5%
agilon health Inc.(a)(b)	1,036	38,114
Amedisys Inc.(a)(b)	737	192,077
AmerisourceBergen Corp., Class A	3,260	398,274
Anthem Inc.	5,441	2,089,398
Cardinal Health Inc.	6,417	381,042
Centene Corp.(a)	12,889	884,314
Chemed Corp.	363	172,795
Cigna Corp.	7,629	1,750,779
CVS Health Corp.	29,231	2,407,465
DaVita Inc.(a)	1,551	186,508
Encompass Health Corp.	2,222	184,982
Guardant Health Inc.(a)	1,917	210,487
HCA Healthcare Inc	5,854	1,452,963
Henry Schein Inc.(a)	3,111	249,347
Humana Inc.	2,873	1,223,496
Laboratory Corp. of America Holdings(a)	2,160	639,684
LHC Group Inc.(a)	714	153,639
McKesson Corp.	3,499	713,201
Molina Healthcare Inc.(a)	1,311	357,916
Quest Diagnostics Inc.	2,889	409,660
UnitedHealth Group Inc.	20,933	8,629,001
Universal Health Services Inc., Class B	1,708	273,980
		22,999,122
Health Care Technology — 0.2%
Cerner Corp.	6,664	535,719
Teladoc Health Inc.(a)(b)	2,899	430,357
Veeva Systems Inc., Class A(a)	3,054	1,016,096
		1,982,172
Hotels, Restaurants & Leisure — 2.0%
Airbnb Inc., Class A(a)(b)	3,248	467,744
Aramark	5,704	200,382
Booking Holdings Inc.(a)	913	1,988,751
Boyd Gaming Corp.(a)	1,785	101,745
Caesars Entertainment Inc.(a)	4,616	403,254
Carnival Corp.(a)	17,658	382,296
Chipotle Mexican Grill Inc., Class A(a)	623	1,160,923
Churchill Downs Inc.	766	142,323
Darden Restaurants Inc.	2,879	419,989
Domino's Pizza Inc.	869	456,651
DraftKings Inc., Class A(a)	7,170	347,745
Expedia Group Inc.(a)	3,146	506,097
Hilton Worldwide Holdings Inc.(a)	6,161	809,863
Las Vegas Sands Corp.(a)	7,266	307,715
Marriott International Inc./MD, Class A(a)	5,906	862,158
McDonald's Corp.	16,551	4,017,093
MGM Resorts International	9,005	337,958
Norwegian Cruise Line Holdings Ltd.(a)(b)	8,182	196,613

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Penn National Gaming Inc.(a)	3,248	$222,098
Royal Caribbean Cruises Ltd.(a)	4,813	369,975
Starbucks Corp.	26,140	3,174,180
Texas Roadhouse Inc.	1,450	133,647
Vail Resorts Inc.(a)	885	270,102
Wynn Resorts Ltd.(a)	2,361	232,157
Yum! Brands Inc.	6,590	865,860
		18,377,319
Household Durables — 0.4%
DR Horton Inc.	7,255	692,345
Garmin Ltd.	3,357	527,720
Lennar Corp., Class A	6,099	641,310
Lennar Corp., Class B	348	30,050
Mohawk Industries Inc.(a)	1,287	250,836
Newell Brands Inc.	8,477	209,806
NVR Inc.(a)	76	396,918
PulteGroup Inc.	5,804	318,465
Tempur Sealy International Inc.	4,051	175,287
Toll Brothers Inc.	2,484	147,227
Whirlpool Corp.	1,406	311,485
		3,701,449
Household Products — 1.2%
Church & Dwight Co. Inc.	5,425	469,697
Clorox Co. (The)	2,752	497,809
Colgate-Palmolive Co.	18,819	1,496,111
Kimberly-Clark Corp.	7,464	1,013,014
Procter & Gamble Co. (The)	54,305	7,723,800
		11,200,431
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	14,737	349,267
Vistra Corp.	10,853	207,835
		557,102
Industrial Conglomerates — 1.1%
3M Co.	12,867	2,546,894
General Electric Co.	194,916	2,524,162
Honeywell International Inc.	15,406	3,601,769
Roper Technologies Inc.	2,328	1,143,839
		9,816,664
Insurance — 1.9%
Aflac Inc.	13,982	769,010
Alleghany Corp.(a)	306	202,909
Allstate Corp. (The)	6,622	861,191
American Financial Group Inc./OH	1,505	190,367
American International Group Inc.	18,983	898,845
Aon PLC, Class A	4,991	1,297,810
Arch Capital Group Ltd.(a)	9,040	352,560
Arthur J Gallagher & Co.	4,533	631,492
Assurant Inc.	1,304	205,784
Athene Holding Ltd., Class A(a)	2,758	178,222
Brown & Brown Inc.	5,252	285,709
Chubb Ltd.	10,002	1,687,738
Cincinnati Financial Corp.	3,314	390,654
Erie Indemnity Co., Class A, NVS	558	103,169
Everest Re Group Ltd.	875	221,226
Fidelity National Financial Inc.	6,425	286,619
Globe Life Inc.	2,078	193,483
Hartford Financial Services Group Inc. (The)	7,900	502,598
Lincoln National Corp.	3,916	241,304
Loews Corp.	4,940	264,932

Security	Shares	Value

Insurance (continued)
Markel Corp.(a)	304	$366,676
Marsh & McLennan Companies Inc.	11,313	1,665,500
MetLife Inc.	16,459	949,684
Old Republic International Corp.	6,270	154,618
Principal Financial Group Inc.	5,557	345,256
Progressive Corp. (The)	12,943	1,231,656
Prudential Financial Inc.	8,714	873,840
Reinsurance Group of America Inc.	1,476	162,626
RenaissanceRe Holdings Ltd.	1,077	164,447
Travelers Companies Inc. (The)	5,563	828,442
W R Berkley Corp.	3,140	229,754
Willis Towers Watson PLC	2,852	587,740
		17,325,861
Interactive Media & Services — 6.5%
Alphabet Inc., Class A(a)	6,671	17,975,210
Alphabet Inc., Class C, NVS(a)	6,317	17,083,821
Bumble Inc., Class A(a)(b)	1,166	59,326
Facebook Inc., Class A(a)	53,148	18,936,633
IAC/InterActiveCorp.(a)	1,887	259,066
Match Group Inc.(a)(b)	5,979	952,275
Pinterest Inc., Class A(a)	12,189	717,932
Snap Inc., Class A, NVS(a)	20,760	1,544,959
Twitter Inc.(a)	17,654	1,231,367
Zillow Group Inc., Class A(a)	839	89,882
Zillow Group Inc., Class C, NVS(a)(b)	3,563	378,604
		59,229,075
Internet & Direct Marketing Retail — 3.9%
Amazon.com Inc.(a)	9,509	31,642,053
Chewy Inc., Class A(a)(b)	1,845	154,427
DoorDash Inc., Class A(a)	767	133,680
eBay Inc.	14,315	976,426
Etsy Inc.(a)(b)	2,811	515,847
MercadoLibre Inc.(a)	1,021	1,601,643
Wayfair Inc., Class A(a)(b)	1,630	393,417
		35,417,493
IT Services — 5.4%
Accenture PLC, Class A	14,099	4,478,970
Affirm Holdings Inc.(a)(b)	1,109	62,459
Akamai Technologies Inc.(a)	3,592	430,753
Automatic Data Processing Inc.	9,456	1,982,261
Broadridge Financial Solutions Inc.	2,560	444,134
Cognizant Technology Solutions Corp., Class A	11,665	857,728
Concentrix Corp.(a)	921	150,795
DXC Technology Co.(a)	5,636	225,327
EPAM Systems Inc.(a)	1,245	696,951
Euronet Worldwide Inc.(a)	1,168	166,814
Fidelity National Information Services Inc.	13,780	2,053,909
Fiserv Inc.(a)	13,257	1,526,013
FleetCor Technologies Inc.(a)	1,840	475,125
Gartner Inc.(a)	1,905	504,311
Genpact Ltd.	3,931	195,803
Global Payments Inc.	6,530	1,262,967
GoDaddy Inc., Class A(a)	3,699	310,161
International Business Machines Corp.	19,829	2,795,096
Jack Henry & Associates Inc.	1,642	285,856
Mastercard Inc., Class A	19,404	7,488,780
MongoDB Inc., Class A(a)(b)	1,198	429,986
Okta Inc.(a)(b)	2,763	684,644
Paychex Inc.	7,094	807,439

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
PayPal Holdings Inc.(a)	26,057	$7,179,485
Snowflake Inc., Class A(a)	1,400	372,008
Square Inc., Class A(a)(b)	8,709	2,153,387
Twilio Inc., Class A(a)	3,616	1,350,902
VeriSign Inc.(a)	2,193	474,499
Visa Inc., Class A	37,527	9,246,278
Western Union Co. (The)	9,225	214,112
WEX Inc.(a)	990	187,833
		49,494,786
Leisure Products — 0.2%
Brunswick Corp./DE	1,723	179,881
Hasbro Inc.	2,863	284,697
Mattel Inc.(a)	7,715	167,570
Peloton Interactive Inc., Class A(a)	5,943	701,571
Polaris Inc.	1,274	166,983
YETI Holdings Inc.(a)	1,659	159,812
		1,660,514
Life Sciences Tools & Services — 1.4%
10X Genomics Inc., Class A(a)	1,653	302,879
Agilent Technologies Inc.	6,712	1,028,480
Avantor Inc.(a)	11,593	435,665
Bio-Rad Laboratories Inc., Class A(a)	483	357,183
Bio-Techne Corp.	870	419,549
Bruker Corp.	2,275	187,119
Charles River Laboratories International Inc.(a)	1,124	457,378
Illumina Inc.(a)	3,248	1,610,196
IQVIA Holdings Inc.(a)	4,240	1,050,248
Mettler-Toledo International Inc.(a)	514	757,487
PerkinElmer Inc.	2,509	457,215
PPD Inc.(a)	2,441	112,579
Repligen Corp.(a)	1,141	280,344
Sotera Health Co.(a)	1,626	38,536
Syneos Health Inc.(a)	2,239	200,771
Thermo Fisher Scientific Inc.	8,717	4,707,267
Waters Corp.(a)	1,364	531,701
		12,934,597
Machinery — 1.7%
AGCO Corp.	1,366	180,462
Caterpillar Inc.	12,161	2,514,287
Cummins Inc.	3,234	750,611
Deere & Co.	6,928	2,505,095
Donaldson Co. Inc.	2,791	184,736
Dover Corp.	3,226	539,129
Fortive Corp.	7,489	544,151
Graco Inc.	3,786	295,611
IDEX Corp.	1,674	379,479
Illinois Tool Works Inc.	6,397	1,450,008
Ingersoll Rand Inc.(a)	8,257	403,520
ITT Inc.	1,905	186,518
Lincoln Electric Holdings Inc.	1,318	183,769
Middleby Corp. (The)(a)	1,231	235,724
Nordson Corp.	1,215	274,748
Oshkosh Corp.	1,518	181,477
Otis Worldwide Corp.	8,923	799,055
PACCAR Inc.	7,679	637,280
Parker-Hannifin Corp.	2,854	890,534
Pentair PLC	3,722	274,200
Snap-on Inc.	1,218	265,500
Stanley Black & Decker Inc.	3,572	703,863

Security	Shares	Value

Machinery (continued)
Toro Co. (The)	2,360	$268,426
Westinghouse Air Brake Technologies Corp.	3,906	331,502
Woodward Inc.	1,298	157,785
Xylem Inc./NY	3,977	500,505
		15,637,975
Media — 1.3%
Altice USA Inc., Class A(a)	5,092	156,477
Cable One Inc.	121	228,447
Charter Communications Inc., Class A(a)(b)	3,060	2,276,793
Comcast Corp., Class A	101,698	5,982,893
Discovery Inc., Class A(a)(b)	3,652	105,945
Discovery Inc., Class C, NVS(a)	6,631	179,766
DISH Network Corp., Class A(a)(b)	5,551	232,531
Fox Corp., Class A, NVS	7,231	257,858
Fox Corp., Class B	3,445	114,512
Interpublic Group of Companies Inc. (The)	8,764	309,895
Liberty Broadband Corp., Class A(a)	539	92,530
Liberty Broadband Corp., Class C, NVS(a)	3,544	629,025
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	1,828	85,349
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	3,857	178,193
New York Times Co. (The), Class A	3,212	140,621
News Corp., Class A, NVS	8,774	216,104
News Corp., Class B	2,736	64,323
Omnicom Group Inc.	4,758	346,478
Sirius XM Holdings Inc.(b)	26,017	168,330
ViacomCBS Inc., Class A	205	9,129
ViacomCBS Inc., Class B, NVS.	13,487	552,023
		12,327,222
Metals & Mining — 0.4%
Cleveland-Cliffs Inc.(a)(b)	10,164	254,100
Freeport-McMoRan Inc.	32,416	1,235,050
Newmont Corp.	17,721	1,113,233
Nucor Corp.	6,620	688,612
Reliance Steel & Aluminum Co.	1,426	224,096
Royal Gold Inc.	1,472	178,877
Southern Copper Corp.	1,940	127,342
Steel Dynamics Inc.	4,439	286,094
		4,107,404
Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	11,568	183,584
Annaly Capital Management Inc.	31,390	266,501
Starwood Property Trust Inc.	6,347	165,213
		615,298
Multi-Utilities — 0.7%
Ameren Corp.	5,725	480,442
CenterPoint Energy Inc.	12,839	326,881
CMS Energy Corp.	6,487	400,832
Consolidated Edison Inc.	7,582	559,324
Dominion Energy Inc.	17,957	1,344,441
DTE Energy Co.	4,284	502,599
NiSource Inc.	8,792	217,778
Public Service Enterprise Group Inc.	11,172	695,233
Sempra Energy.	6,968	910,369
WEC Energy Group Inc.	6,977	656,815
		6,094,714
Multiline Retail — 0.5%
Dollar General Corp.	5,224	1,215,311
Dollar Tree Inc.(a)	5,131	512,023
Kohl's Corp.	3,455	175,514

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Target Corp.	10,979	$2,866,068
		4,768,916
Oil, Gas & Consumable Fuels — 2.2%
APA Corp.	8,361	156,769
Cabot Oil & Gas Corp.	8,968	143,488
Cheniere Energy Inc.(a)	5,104	433,483
Chevron Corp.	42,872	4,364,798
ConocoPhillips	30,014	1,682,585
Continental Resources Inc./OK	1,381	47,161
Devon Energy Corp.	13,175	340,442
Diamondback Energy Inc.	4,003	308,751
EOG Resources Inc.	12,909	940,550
Exxon Mobil Corp.	93,906	5,406,168
Hess Corp.	6,054	462,768
Kinder Morgan Inc.	43,079	748,713
Marathon Oil Corp.	17,434	202,060
Marathon Petroleum Corp.	14,436	797,156
Occidental Petroleum Corp.	18,582	484,990
ONEOK Inc.	9,849	511,853
Phillips 66	9,685	711,170
Pioneer Natural Resources Co.	5,127	745,312
Targa Resources Corp.	5,058	212,992
Texas Pacific Land Corp.	171	255,226
Valero Energy Corp.	9,041	605,476
Williams Companies Inc. (The)	26,870	673,093
		20,235,004
Personal Products — 0.2%
Coty Inc., Class A(a)	6,270	54,737
Estee Lauder Companies Inc. (The), Class A	5,159	1,722,229
		1,776,966
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	49,552	3,363,094
Catalent Inc.(a)	3,764	450,965
Elanco Animal Health Inc.(a)	10,595	386,400
Eli Lilly & Co.	17,656	4,299,236
Jazz Pharmaceuticals PLC(a)	1,363	231,056
Johnson & Johnson	58,412	10,058,546
Merck & Co. Inc.	56,165	4,317,404
Pfizer Inc.	124,164	5,315,461
Royalty Pharma PLC, Class A	1,917	73,229
Viatris Inc.	27,145	381,930
Zoetis Inc.	10,546	2,137,674
		31,014,995
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp., Class A	2,995	257,001
Clarivate PLC(a)	5,865	133,722
CoStar Group Inc.(a)	8,740	776,549
Dun & Bradstreet Holdings Inc.(a)(b)	3,090	64,766
Equifax Inc.	2,692	701,535
IHS Markit Ltd.	8,286	968,136
Jacobs Engineering Group Inc.	2,921	395,065
Leidos Holdings Inc.	2,997	318,941
Nielsen Holdings PLC.	7,930	187,862
Robert Half International Inc.	2,496	245,132
TransUnion.	4,225	507,254
Verisk Analytics Inc., Class A	3,586	681,125
		5,237,088
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	7,425	716,215

Security	Shares	Value

Real Estate Management & Development (continued)
Jones Lang LaSalle Inc.(a)	1,135	$252,617
Opendoor Technologies Inc.(a)	7,641	113,240
		1,082,072
Road & Rail — 1.1%
AMERCO	203	119,356
CSX Corp.	50,548	1,633,711
JB Hunt Transport Services Inc.	1,881	316,854
Kansas City Southern	2,011	538,546
Knight-Swift Transportation Holdings Inc.	2,755	136,896
Lyft Inc., Class A(a)	5,673	313,830
Norfolk Southern Corp.	5,570	1,436,113
Old Dominion Freight Line Inc.	2,104	566,292
TuSimple Holdings Inc., Class A(a)(b)	737	27,122
Uber Technologies Inc.(a)	32,902	1,429,921
Union Pacific Corp.	14,736	3,223,647
		9,742,288
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices Inc.(a)	26,979	2,864,900
Analog Devices Inc.	8,214	1,375,188
Applied Materials Inc.	20,367	2,849,954
Broadcom Inc.	9,056	4,395,782
Brooks Automation Inc.	1,643	146,243
Cree Inc.(a)	2,617	242,753
Enphase Energy Inc.(a)	3,002	569,179
Entegris Inc.	3,032	365,780
First Solar Inc.(a)	1,931	166,143
Intel Corp.	89,568	4,811,593
KLA Corp.	3,392	1,180,959
Lam Research Corp.	3,169	2,019,952
Marvell Technology Inc.	18,123	1,096,623
Maxim Integrated Products Inc.	5,936	593,066
Microchip Technology Inc.	6,106	873,891
Micron Technology Inc.(a)	24,924	1,933,604
MKS Instruments Inc.	1,225	191,639
Monolithic Power Systems Inc.	966	433,985
NVIDIA Corp.	55,276	10,778,267
NXP Semiconductors NV	6,099	1,258,773
ON Semiconductor Corp.(a)	9,495	370,875
Qorvo Inc.(a)	2,491	472,269
QUALCOMM Inc.	25,020	3,747,996
Skyworks Solutions Inc.	3,653	674,015
SolarEdge Technologies Inc.(a)	1,166	302,554
Teradyne Inc.	3,675	466,725
Texas Instruments Inc.	20,485	3,904,851
Universal Display Corp.	966	226,517
Xilinx Inc.	5,439	814,980
		49,129,056
Software — 10.0%
Adobe Inc.(a)	10,603	6,591,143
Anaplan Inc.(a)	3,182	182,010
ANSYS Inc.(a)	1,927	710,022
AppLovin Corp., Class A(a)(b)	575	35,345
Aspen Technology Inc.(a)	1,524	222,900
Autodesk Inc.(a)	4,898	1,572,895
Avalara Inc.(a)	1,917	320,465
Bill.com Holdings Inc.(a)	1,381	285,618
Black Knight Inc.(a)	3,518	291,326
Cadence Design Systems Inc.(a)	6,155	908,786
Ceridian HCM Holding Inc.(a)	2,938	289,099

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Citrix Systems Inc.	2,767	$278,775
Cloudflare Inc., Class A(a)(b)	4,301	510,228
Coupa Software Inc.(a)(b)	1,624	352,408
Crowdstrike Holdings Inc., Class A(a)	4,405	1,117,152
Datadog Inc., Class A(a)	4,813	532,799
DocuSign Inc., Class A(a)	4,303	1,282,466
Dropbox Inc., Class A(a)	6,543	206,039
Dynatrace Inc.(a)	4,122	263,272
Elastic NV(a)	1,432	212,022
Fair Isaac Corp.(a)	637	333,731
Five9 Inc.(a)	1,508	303,545
Fortinet Inc.(a)	2,999	816,448
Guidewire Software Inc.(a)	1,885	217,152
HubSpot Inc.(a)	983	585,888
Intuit Inc.	6,062	3,212,678
Manhattan Associates Inc.(a)	1,407	224,599
Microsoft Corp.	167,061	47,597,349
NortonLifeLock Inc.	12,746	316,356
Nuance Communications Inc.(a)	6,393	350,976
Oracle Corp.	40,295	3,511,306
Palantir Technologies Inc., Class A(a)	9,982	216,709
Palo Alto Networks Inc.(a)	2,155	859,953
Paycom Software Inc.(a)	1,099	439,600
Paylocity Holding Corp.(a)	855	177,378
Pegasystems Inc.	890	113,600
Proofpoint Inc.(a)	1,269	221,644
PTC Inc.(a)	2,315	313,567
RingCentral Inc., Class A(a)	1,778	475,206
salesforce.com Inc.(a)	21,428	5,184,076
ServiceNow Inc.(a)	4,383	2,576,722
Smartsheet Inc., Class A(a)	2,618	189,936
Splunk Inc.(a)	3,654	518,795
SS&C Technologies Holdings Inc.	4,911	384,973
Synopsys Inc.(a)	3,375	971,966
Trade Desk Inc. (The), Class A(a)	9,601	786,418
Tyler Technologies Inc.(a)	898	442,391
VMware Inc., Class A(a)	1,774	272,735
Workday Inc., Class A(a)	4,214	987,762
Zendesk Inc.(a)	2,642	344,860
Zoom Video Communications Inc., Class A(a)	4,740	1,792,194
Zscaler Inc.(a)	1,674	394,913
		91,300,196
Specialty Retail — 2.2%
Advance Auto Parts Inc.	1,440	305,366
AutoNation Inc.(a)	1,193	144,747
AutoZone Inc.(a)	477	774,443
Best Buy Co. Inc.	4,930	553,885
Burlington Stores Inc.(a)	1,467	491,152
CarMax Inc.(a)	3,609	483,426
Carvana Co., Class A(a)	1,442	486,761
Five Below Inc.(a)	1,224	237,970
Floor & Decor Holdings Inc., Class A(a)	2,342	285,747
GameStop Corp., Class A(a)(b)	1,228	197,855
Gap Inc. (The)	4,612	134,532
Home Depot Inc. (The)	23,584	7,740,033
L Brands Inc.	5,856	468,890
Lithia Motors Inc.	659	248,588
Lowe's Companies Inc.	15,683	3,021,957
O'Reilly Automotive Inc.(a)	1,544	932,329
RH(a)	373	247,702

Security	Shares	Value

Specialty Retail (continued)
Ross Stores Inc.	7,888	$967,779
TJX Companies Inc. (The)	26,813	1,845,003
Tractor Supply Co.	2,549	461,191
Ulta Beauty Inc.(a)	1,211	406,654
Williams-Sonoma Inc.	1,719	260,772
		20,696,782
Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	347,945	50,751,258
Dell Technologies Inc., Class C(a)	5,525	533,825
Hewlett Packard Enterprise Co.	28,886	418,847
HP Inc.	26,571	767,105
NetApp Inc.	4,923	391,822
Seagate Technology Holdings PLC	4,404	387,112
Western Digital Corp.(a)	6,779	440,160
		53,690,129
Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	3,348	188,526
Deckers Outdoor Corp.(a)	631	259,246
Lululemon Athletica Inc.(a)	2,620	1,048,445
Nike Inc., Class B	28,280	4,737,183
PVH Corp.(a)	1,577	164,986
Tapestry Inc.(a)	6,168	260,906
Under Armour Inc., Class A(a)	4,173	85,338
Under Armour Inc., Class C, NVS(a)	4,346	76,142
VF Corp.	7,113	570,463
		7,391,235
Tobacco — 0.6%
Altria Group Inc.	41,125	1,975,645
Philip Morris International Inc.	34,571	3,460,211
		5,435,856
Trading Companies & Distributors — 0.2%
Fastenal Co.	12,704	695,798
SiteOne Landscape Supply Inc.(a)(b)	983	171,809
United Rentals Inc.(a)	1,602	527,939
Watsco Inc.	742	209,570
WW Grainger Inc.	969	430,798
		2,035,914
Water Utilities — 0.1%
American Water Works Co. Inc.	4,013	682,652
Essential Utilities Inc.	5,011	246,140
		928,792
Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	13,024	1,875,717

Total Common Stocks — 99.8%
(Cost: $760,953,744)		913,403,692

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,0.06%(c)(d)(e)	13,503,972	13,510,724

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,0.00%(c)(d)	1,263,000	$1,263,000
		14,773,724
Total Short-Term Investments — 1.6%
(Cost: $14,773,724)		14,773,724

Total Investments in Securities — 101.4%
(Cost: $775,727,468)		928,177,416

Other Assets, Less Liabilities — (1.4)%		(12,698,047)

Net Assets — 100.0%		$915,479,369

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,348,833	$—	$(3,838,434	)(a)	$(619)	$944	$13,510,724	13,503,972	$9,642	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,623,000	—	(360,000	)(a)	—	—	1,263,000	1,263,000	35		—
BlackRock Inc.	2,693,039	—	(128,863)		57,833	98,303	2,720,312	3,137	13,439		—
					$57,214	$99,247	$17,494,036		$23,116		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	9	09/17/21	$1,975	$42,185

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)	iShares® Morningstar U.S. Equity ETF
July 31, 2021

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$913,403,692	$—	$—	$913,403,692
Money Market Funds	14,773,724	—	—	14,773,724
	$928,177,416	$—	$—	$928,177,416
Derivative financial instruments(a)
Assets
Futures Contracts	$42,185	$—	$—	$42,185

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares